Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Contributions towards social development	₨ 587	₨ 482	₨ 230
Catering expenses paid	454	367	319
Research and development services received	214	134	122
Purchase of Solar power	123	121	124
Hotel expenses paid	67	35	18
Facility management services paid	46	39	36
Lease rentals paid	37	39	39
Salaries to relatives of Key Management Personnel	15	16	12
Civil works	13	33	52
Lease rentals received	1	1	1
Others	1	5
Professional consultancy services paid		2	75
Dividend income received	445
Research and development services provided	83	62	57
Sale of goods	21	₨ 110	₨ 21
Investment in associate	₨ 12